UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street San Jose, CA 95131

(Address of principal executive offices) (Zip code)

Edward Fong

2211 North First Street San Jose, CA 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 408-376-7400

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The PayPal Money Market Fund (the “Money Market Fund”) a series of PayPal Funds, invests substantially all of its assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and own a pro rata interest in the Master Portfolio’s net assets. At March 31, 2006, the value of the Money Market Fund’s investment in the Master Portfolio was $617,085,651, which represents 9.06% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

(Schedule of Investments is filed herewith)

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—3.45%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
HBOS Treasury Services PLC
3.79%, 06/19/06	50,000,000	49,998,971
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,975,937

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $234,974,908)		234,974,908

COMMERCIAL PAPER—2.79%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,773,889
CC USA Inc.
4.23%, 04/21/06	45,000,000	44,894,250
Gemini Securitization Corp.
4.90%, 04/03/06	80,000,000	79,978,222
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,991,333

TOTAL COMMERCIAL PAPER
(Cost: $189,637,694)		189,637,694

MEDIUM-TERM NOTES—2.42%
Cullinan Finance Corp.
5.07%, 02/26/07 (1)	70,000,000	70,000,000
5.18%, 03/15/07 (1)	20,000,000	20,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,118,044
Sigma Finance Inc.
4.50%, 10/16/06 (1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $165,118,044)		165,118,044

TIME DEPOSITS—4.01%
Branch Banking & Trust
4.88%, 04/03/06	150,000,000	150,000,000
SunTrust Bank
4.82%, 04/03/06	1,297,000	1,297,000
US Bank N.A.
4.88%, 04/03/06	121,715,000	121,715,000

TOTAL TIME DEPOSITS
(Cost: $273,012,000)		273,012,000

VARIABLE & FLOATING RATE NOTES—54.91%
Allstate Life Global Funding II
4.71%, 04/09/07 (1)	11,000,000	11,004,478
4.72%, 11/09/06 (1)	20,000,000	20,007,170
4.77%, 04/13/07 (1)	35,000,000	35,015,546
4.81%, 04/16/07 (1)	25,000,000	25,010,760
4.81%, 04/27/07 (1)	50,000,000	50,000,000
American Express Bank
4.74%, 07/19/06	40,000,000	40,000,000
4.78%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.78%, 06/29/06	35,000,000	35,000,000
4.78%, 09/27/06	60,000,000	60,000,000
ANZ National International Ltd.
4.65%, 04/05/07 (1)	75,000,000	75,000,000
ASIF Global Financing
4.75%, 08/11/06 (1)	25,000,000	25,001,050
4.81%, 04/23/07 (1)	75,000,000	74,996,658
4.95%, 05/30/06 (1)	61,500,000	61,515,519
4.97%, 12/11/06 (1)	90,000,000	90,052,905
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (1)	35,000,000	35,000,000
Bank of Ireland
4.75%, 04/20/07 (1)	70,000,000	70,000,000
Bank of Nova Scotia
4.76%, 09/29/06	35,000,000	34,995,084
Banque Nationale de Paris
4.60%, 10/04/06	20,000,000	19,997,283
Beta Finance Inc.
4.77%, 04/25/06 (1)	30,000,000	29,997,000
4.77%, 05/25/06 (1)	15,000,000	14,999,771
CC USA Inc.
4.70%, 06/15/06 (1)	55,000,000	54,998,870
4.73%, 07/14/06 (1)	15,000,000	15,000,818
4.77%, 05/25/06 (1)	25,000,000	24,999,617
Commodore CDO Ltd. 2003-2A Class A1MM
4.97%, 12/12/06 (1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.76%, 07/19/06	75,000,000	75,000,000
4.79%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.92%, 03/15/07	100,000,000	100,000,000
Dexia Credit Local
4.76%, 08/30/06	35,000,000	34,997,105
Dorada Finance Inc.
4.77%, 06/26/06 (1)	15,000,000	14,999,683
Five Finance Inc.
4.70%, 09/15/06 (1)	30,000,000	29,997,255
4.77%, 05/25/06 (1)	22,000,000	21,999,663
4.78%, 06/26/06 (1)	14,000,000	13,999,670
HBOS Treasury Services PLC
5.00%, 04/24/07 (1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.72%, 12/15/06 (1)	50,000,000	50,000,000
HSBC Bank USA N.A.
5.01%, 05/04/06	15,000,000	15,001,038
ING USA Annuity & Life Insurance Funding Agreement
5.01%, 12/18/06 (2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.82%, 04/03/06 (1)	33,000,000	33,000,000
K2 USA LLC
4.59%, 06/02/06 (1)	35,000,000	34,999,406
4.65%, 09/11/06 (1)	100,000,000	99,993,346
Lakeline Austin Development Ltd.
4.83%, 04/03/06 (1)	9,800,000	9,800,000

Leafs LLC
4.78%, 02/20/07 (1)	19,905,397	19,905,397
Links Finance LLC
4.70%, 10/16/06 (1)	82,000,000	81,993,309
Marshall & Ilsley Bank
4.73%, 04/16/07	60,000,000	60,000,000
Metropolitan Life Insurance Funding Agreement
4.68%, 07/18/06 (2)	25,000,000	25,000,000
Monumental Global Funding II
4.97%, 12/27/06 (1)	100,000,000	100,005,784
Natexis Banques Populaires
4.73%, 04/13/07 (1)	50,000,000	50,000,000
Nationwide Building Society
5.02%, 04/27/07 (1)	100,000,000	100,000,000
Nordea Bank AB
4.70%, 04/11/07 (1)	75,000,000	75,000,000
Nordea Bank PLC
4.57%, 10/02/06	75,000,000	74,991,107
Northern Rock PLC
4.68%, 04/03/07 (1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.66%, 06/12/06 (1)	37,000,000	37,000,030
Permanent Financing PLC Series 9A Class 1A
4.75%, 03/10/07 (1)	60,000,000	60,000,000
Principal Life Income Funding Trusts
4.71%, 11/13/06	50,000,000	49,998,812
Royal Bank of Scotland
4.76%, 08/30/06	100,000,000	99,991,725
Sedna Finance Inc.
4.75%, 09/20/06 (1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06 (1)	75,000,000	74,986,230
4.71%, 08/15/06 (1)	15,000,000	14,999,441
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (1)	50,000,000	50,000,000
Societe Generale
4.60%, 04/02/07 (1)	30,000,000	30,000,000
4.66%, 06/13/06	30,000,000	29,998,813
Tango Finance Corp.
4.66%, 06/12/06 (1)	50,000,000	49,999,048
4.77%, 05/26/06 (1)	15,000,000	14,999,671
4.77%, 09/25/06 (1)	30,000,000	29,997,833
Trap Rock Industry Inc.
4.83%, 04/03/06 (1)	20,135,000	20,135,000
Travelers Insurance Co. Funding Agreement
4.77%, 02/02/07 (2)	50,000,000	50,000,000
4.85%, 08/18/06 (2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.96%, 09/28/06 (1)	50,000,000	50,000,000
US Bank N.A.
4.75%, 09/29/06	15,000,000	14,998,059
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.81%, 04/24/06 (1)	57,195,716	57,195,716
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.81%, 04/24/06 (1)	64,634,594	64,634,594
Westpac Banking Corp.
4.93%, 04/11/07	70,000,000	70,000,000
WhistleJacket Capital Ltd.
4.70%, 10/16/06 (1)	100,000,000	99,994,444
4.73%, 10/20/06 (1)	25,000,000	24,996,115
4.75%, 06/22/06 (1)	15,000,000	14,999,663

4.75%, 11/22/06 (1)	75,000,000	74,986,831
4.78%, 07/28/06 (1)	15,000,000	14,998,791
White Pine Finance LLC
4.70%, 07/17/06 (1)	50,000,000	49,996,987
4.70%, 09/15/06 (1)	46,000,000	45,996,842
Winston Funding Ltd. Series 2003-1 Class A1MA
4.68%, 04/23/06 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,738,179,937)		3,738,179,937

REPURCHASE AGREEMENTS—32.17%
Bank of America Securities Tri-Party Repurchase Agreement, 4.80%, due 4/3/06, maturity value $40,016,000 (collateralized by U.S. Government obligations, value $40,800,000, 4.50% to 4.70%, 11/1/15 to 3/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, 4.94%, due 4/3/06, maturity value $150,061,688 (collateralized by non-U.S. Government debt securities, value $165,000,555, 3.52% to 6.36%, 4/25/32 to 4/25/46).	150,000,000	150,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.85%, due 4/3/06, maturity value $40,016,167 (collateralized by U.S. Government obligations, value $40,802,850, 4.27% to 5.44%, 8/1/32 to 3/1/36).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.03%, due 4/3/06, maturity value $300,125,625 (collateralized by non-U.S. Government debt securities, value $315,000,001, 0.00% to 10.00%, 4/1/06 to 3/31/36).	300,000,000	300,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, 4.81% to 4.85%, due 4/3/06, maturity value $640,258,333 (collateralized by U.S. Government obligations, value $652,800,001, 4.50% to 6.50%, 5/1/18 to 3/1/36).	640,000,000	640,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.81%, due 4/3/06, maturity value $40,016,033 (collateralized by U.S. Government obligations, value $40,800,541, 4.36% to 6.25%, 10/1/31 to 2/1/36).	40,000,000	40,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, 4.83% to 4.89%, due 4/3/06, maturity value $290,117,975 (collateralized by U.S. Government obligations, value $295,804,507, 3.18% to 6.91%, 11/1/11 to 7/1/44).	290,000,000	290,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, 5.00%, due 4/3/06, maturity value $100,041,625 (collateralized by non-U.S. Government debt securities, value $103,004,176, 4.85% to 8.75%, 12/1/06 to 11/15/18).	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, 5.02%, due 6/29/06, maturity value $151,880,625 (collateralized by non-U.S. Government debt securities, value $154,502,690, 2.88% to 10.13%, 12/1/06 to 3/29/49). (2)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreements, 4.80% to 4.88%, due 4/3/06, maturity value $190,076,938 (collateralized by U.S. Government obligations, value $194,203,115, 2.88% to 7.00%, 3/15/07 to 5/25/34).	190,000,000	190,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 5.08%, due 4/23/07, maturity value $263,674,306 (collateralized by non-U.S. Government debt securities, value $257,681,409, 0.00% to 10.00%, 4/1/06 to 3/31/36). (2)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,190,000,000)		2,190,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $6,790,922,583)		6,790,922,583

Other Assets, Less Liabilities — 0.25%		17,035,591

NET ASSETS — 100.00%		$6,807,958,174

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment advisor has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Item 2. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PayPal Funds

By:	/s/ John Story
John Story President

Date 5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ John Story
John Story President

Date 5/26/06

By:	/s/ Edward Fong
Edward Fong
Treasurer and Chief Financial Officer

Date 5/26/06